Securities - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) security	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 01, 2022 USD ($)
Debt Securities, Available-for-sale [Line Items]
Available for sale securities amortized cost transferred to held to maturity						$ 418,100,000
Available for sale securities unrealized loss transferred to held to maturity						$ 26,500,000
Debt securities, available-for-sale, allowance for credit loss			$ 0	$ 0	$ 0
Debt securities, available-for-sale, accrued interest receivable			$ 3,900,000	$ 4,600,000
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]			Accrued income and other assets	Accrued income and other assets
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, accrued interest, after allowance for credit loss			$ 1,700,000	$ 1,800,000
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]			Accrued income and other assets	Accrued income and other assets
Debt securities, held-to-maturity, allowance for credit loss			$ 132,000	$ 157,000	168,000
Securities HTM, number of defaulted securities | security		1
Securities HTM, provision for credit losses, period increase (decrease)		$ 3,000,000
Securities HTM charged against the allowance		$ 3,000,000	0	3,000,000
Proceeds from sale of held-to-maturity	$ 1,100,000
Pledged securities with book value			$ 13,500,000	$ 103,600,000
Shareholder equity threshold not exceeded by revenue or taxing authority amount, percentage			10.00%	10.00%
Net gains on equity securities at fair value			$ 2,685,000	$ 0	0
U.S. agency
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			29
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss			$ 0	0
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			103
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss			$ 0	0
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			10
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss			$ 0	0
Private label mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			71
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss			$ 1,000	4,000	1,000
Securities HTM charged against the allowance			$ 0	0
Other asset backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			44
Corporate
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			73
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss			$ 111,000	116,000	123,000
Securities HTM charged against the allowance			$ 0	3,000,000
Obligations of states and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			311
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss			$ 17,000	33,000	39,000
Securities HTM charged against the allowance			$ 0	0
Trust preferred
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security			1
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss			$ 3,000	4,000	$ 5,000
Securities HTM charged against the allowance			$ 0	$ 0